Share-based compensation - change in PSUs and RSUs (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	262,384	4,568,830	8,803,826
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 4.91	€ 6.14	€ 5.89
Anti-dilution adjustment (in shares) | shares	0	25,516	32,855
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 4.91	€ 5.87
Granted (in shares) | shares	0	0	71,136
Granted (in euros per share) | €	€ 0	€ 0	€ 9.73
Vested (in shares) | shares	(236,868)	(4,295,593)	(3,857,502)
Vested (in euros per share) | €	€ (4.90)	€ (6.24)	€ (5.58)
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	(25,516)	(36,369)	(481,485)
Forfeited (in euros per share) | €	€ (4.90)	€ (6.62)	€ (6.27)
Outstanding shares unvested at the end of the period (in shares) | shares	0	262,384	4,568,830
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 0	€ 4.91	€ 6.14
Performance share units, adjusted ebit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	5,560,639	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 10.19	€ 0
Anti-dilution adjustment (in shares) | shares	0	524,308
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 10.18
Granted (in shares) | shares	3,629,656	5,182,071
Granted (in euros per share) | €	€ 6.40	€ 11.26
Vested (in shares) | shares	(1,189,222)	0
Vested (in euros per share) | €	€ (10.18)	€ 0
Canceled (in shares) | shares	0	0
Canceled (in euros per share) | €	€ 0	€ 0
Forfeited (in shares) | shares	(827,001)	(145,740)
Forfeited (in euros per share) | €	€ (9.86)	€ (11.28)
Outstanding shares unvested at the end of the period (in shares) | shares	7,174,072	5,560,639	0
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 8.32	€ 10.19	€ 0
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	6,797,491	6,926,413	8,803,827
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 10.61	€ 11.42	€ 10.58
Anti-dilution adjustment (in shares) | shares	0	644,588	32,855
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 10.60	€ 10.54
Granted (in shares) | shares	3,629,656	5,189,237	2,473,637
Granted (in euros per share) | €	€ 3.92	€ 11.58	€ 13.15
Vested (in shares) | shares	(2,421,734)	(4,295,594)	(3,857,502)
Vested (in euros per share) | €	€ (10.83)	€ (10.67)	€ (10.51)
Canceled (in shares) | shares	0	(1,385,046)	0
Canceled (in euros per share) | €	€ 0	€ (12.99)	€ 0
Forfeited (in shares) | shares	(831,326)	(282,107)	(526,404)
Forfeited (in euros per share) | €	€ (9.91)	€ (11.94)	€ (11.50)
Outstanding shares unvested at the end of the period (in shares) | shares	7,174,087	6,797,491	6,926,413
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 7.23	€ 10.61	€ 11.42
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	8,153,039	4,290,986	7,600,313
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 10.51	€ 10.47	€ 9.17
Anti-dilution adjustment (in shares) | shares	0	761,529	28,299
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 10.49	€ 9.12
Granted (in shares) | shares	5,654,588	7,160,764	627,081
Granted (in euros per share) | €	€ 6.59	€ 11.35	€ 18.54
Vested (in shares) | shares	(3,228,967)	(3,347,345)	(3,690,050)
Vested (in euros per share) | €	€ (10.24)	€ (9.93)	€ (9.09)
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	(715,489)	(712,895)	(274,657)
Forfeited (in euros per share) | €	€ (9.12)	€ (10.05)	€ (10.28)
Outstanding shares unvested at the end of the period (in shares) | shares	9,863,171	8,153,039	4,290,986
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 8.46	€ 10.51	€ 10.47